Earnings Per Share (Details Narrative) - USD ($)						1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Oct. 22, 2026	Oct. 21, 2026	Jun. 22, 2026	May 06, 2026	Jan. 01, 2026	Nov. 30, 2026	Nov. 30, 2026	Sep. 30, 2026	Jul. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025		Dec. 31, 2024		Oct. 23, 2026	Aug. 01, 2026	Apr. 22, 2026	Jan. 31, 2026	Sep. 17, 2025	Jan. 25, 2023	Jan. 24, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Conversion of shares										43		23		43
Redemption of series B convertible preferred stock												$ (295,023)
Preferred stock, convertible, conversion price											$ 18.6336		$ 18.6336								$ 18.63
Common stock, conversion price									$ 7.80
Conversion of shares												410,001
Deemed dividend												$ 1,100,000
Stock issued during period, value			$ 5,000,000.0					$ 1,362				1,341,240
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest								$ (979,394)			$ 179,508	$ (4,271,846)	$ (1,578,406)	$ (2,160,998)		$ (48,319,475)
Weighted average shares outstanding, basic								1,027,845			242,268	660,939	236,630	243,471	[1]	231,073	[1]
Basic net loss per share								$ (0.95)			$ 0.74	$ (8.08)	$ (6.67)	$ (9.87)		$ (209.11)
Preferred stock, par value										$ 0.0001				$ 0.0001
Share price																				$ 1.00		$ 1.00	$ 300.00	$ 480.00
Subsequent Event [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share price	$ 0.1210
Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Conversion of shares												23		43
Redemption of series B convertible preferred stock
Stock issued during period, value
Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock, convertible, conversion price										$ 2,400				$ 2,400
Debt instrument, conversion price											$ 93.1728		93.1728
Stock issued during period, value												$ 1,100,000
Weighted average shares outstanding, basic											242,268
Common Stock [Member] | Subsequent Event [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Stock issued during period, value					$ 150,000,000.0
Sale of Stock, Price Per Share					$ 9.24
Minimum [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share price								$ 1.00				$ 1.00
Series B Convertible Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Conversion of shares										244				244
Redemption of series B convertible preferred stock												$ 200,000		$ 500,000
Preferred stock, convertible, conversion price								589		$ 589		$ 589		$ 589
Preferred stock redemption amount										$ 300,000				$ 300,000
Redemption stock discount														$ 200,000
Debt instrument, conversion price																			$ 18.6336
Deemed dividend				$ 900,000
Stock issued during period, value												$ 33,900,000
Sale of Stock, Price Per Share								800				$ 800
Weighted average shares outstanding, basic											341
Basic net loss per share											$ 0.74
Preferred stock, par value								0.0001		$ 0.0001		0.0001		$ 0.0001		$ 0.0001
Share price								$ 1,200.00				$ 1,200.00
Series B Convertible Preferred Stock [Member] | Subsequent Event [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Conversion of shares		13,340
Series B Convertible Preferred Stock [Member] | Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Redemption of series B convertible preferred stock
Debt instrument, conversion price											$ 93.17		$ 93.17
Conversion of shares												3,198
Stock issued during period, value
Series B Convertible Preferred Stock [Member] | Minimum [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock, convertible, conversion price									18.6336
Series B Convertible Preferred Stock [Member] | Maximum [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock, convertible, conversion price									7.80
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock, conversion price									$ 18.6336
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest											$ 200,000
Basic net loss per share											$ 0.74
Common Class A [Member] | Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Redemption of series B convertible preferred stock
Stock issued during period, value												$ 26
Series A Convertible Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock, convertible, conversion price								$ 2,400				$ 2,400											$ 300.00
Preferred stock, par value								0.0001				0.0001
Series B Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share price								$ 18.6336				$ 18.6336
Increase in number of potentially dilutive shares												224,800,000
Series B Preferred Stock [Member] | Subsequent Event [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Conversion of shares	7,605					7,605	19,529
Share price	$ 0.1210																	$ 0.1210

[1]	After giving effect to the Reverse Stock Splits – See Note 19 - Stockholders’ Equity (Deficit)